INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of provision for income taxes

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Income before income taxes
Canada	79,631	57,922	(30,524)
United States	(14,183)	(74,002)	(33,205)
PRC including Hong Kong	174,201	152,588	173,266
Japan	14,284	7,981	28,164
United Kingdom	(7,536)	(25,781)	403
Other	(23,569)	(35,457)	5,830

	222,828	83,251	143,934

Current tax
Canada	71,002	610	346
United States	40,567	96,172	(54,482)
PRC including Hong Kong	20,154	29,181	(7,383)
Japan	5,388	3,381	31,266
United Kingdom	419	(206)	—
Other	823	(9,263)	(8,008)

	138,353	119,875	(38,261)

Deferred tax
Canada	(44,548)	6,366	(6,464)
United States	(45,024)	(74,562)	67,426
PRC including Hong Kong	7,305	(31,731)	23,452
Japan	58	361	(4,499)
United Kingdom	—	—	(353)
Other	(6,632)	(2,333)	(350)

	(88,841)	(101,899)	79,212

Total income tax expense
Canada	26,454	6,976	(6,118)
United States	(4,457)	21,610	12,944
PRC including Hong Kong	27,459	(2,550)	16,069
Japan	5,446	3,742	26,767
United Kingdom	419	(206)	(353)
Other	(5,809)	(11,596)	(8,358)

	49,512	17,976	40,951

Schedule of movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties)

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Beginning balance	10,844	9,490	5,684
Addition for tax positions related to the current year	196	1,376	1,376
Reductions for tax positions from prior years/Statute of limitations expirations	—	(5,436)	(1,094)
Foreign exchange effect	(1550)	254	215

Ending balance	9,490	5,684	6,181

Schedule of components of the deferred tax assets and liabilities

	At December 31, 2016	At December 31, 2017
	$	$
Deferred tax assets:
Accrued warranty costs	23,228	17,945
Bad debt allowance	8,058	7,288
Investment in affiliates under tax equity transactions	54,187	24,859
Inventory write-down	4,564	3,283
Future deductible expenses	13,321	17,652
Depreciation and impairment difference of property, plant and equipment and solar power systems	29,668	13,333
Accrued liabilities related to countervailing and antidumping duty deposits	111,021	59,983
Deferred tax assets relating to sales of solar power systems	996	2,721
Net operating losses carry-forward	48,678	52,007
Unrealized foreign exchange loss and capital loss	3,278	3,888
Others	4,450	17,912

Total deferred tax assets, gross	301,449	220,871
Valuation allowance	(71,469)	(65,399)

Total deferred tax assets, net of valuation allowance	229,980	155,472

Deferred tax liabilities:	3,315	2,742
Derivative assets
Depreciation difference of property, plant and equipment	468	243
Insurance recoverable	16,727	21,420
Others	2,838	4,833

Total deferred tax liabilities	23,348	29,238

Net deferred tax assets	206,632	126,234

Analysis as:
Non-current deferred tax assets	229,980	131,796
Non-current deferred tax liabilities	(23,348)	(5,562)

Net deferred tax assets	206,632	126,234

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Beginning balance	52,985	55,959	71,469
Additions (Reversals)	(944)	14,486	(5,361)
Addition from acquisition of Recurrent	4,949	—	—
Foreign exchange effect	(1,031)	1,024	(709)

Ending balance	55,959	71,469	65,399

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2015	2016	2017
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	1%	(16)%	(18)%
Effect of different tax rate on earnings in other jurisdictions	(3)%	(18)%	(7)%
Effect of tax holiday	—%	(4)%	(2)%
Unrecognized tax provision	—%	4%	—%
Change in valuation allowance	—%	32%	(6)%
Effect of change in tax rate	—%	—%	39%
Others	(3)%	(3)%	(5)%

	22%	22%	28%

Schedule of aggregate amount and per share effect of the tax holiday
	Years Ended December 31,
	2015	2016	2017
	(In Thousands of US Dollars, except per share data)
The aggregate amount	—	3,343	2,850
Per share—basic	—	0.06	0.05
Per share—diluted	—	0.06	0.05